Provisions recognized under IAS 37 (Detail 1) - CHF (SFr) SFr in Millions		3 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		SFr 2,937
Increase in provisions recognized in the income statement		201
Release of provisions recognized in the income statement		(44)
Provisions used in conformity with designated purpose		(151)
Capitalized reinstatement costs		(2)
Foreign currency translation / unwind of discount		71
Balance at the end of period		3,012
Personnel related restructuring provisions		60	SFr 63	SFr 83
Personnel related provisions for onerous lease contracts		183	212	235
Real estate related reinstatement costs for leasehold improvements		90	92	92
Real estate related provisions for onerous lease contracts		41	SFr 42	SFr 41
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1]	41
Increase in provisions recognized in the income statement	[1]	5
Release of provisions recognized in the income statement	[1]	(1)
Provisions used in conformity with designated purpose	[1]	(4)
Capitalized reinstatement costs	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of period	[1]	41
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[2],[3]	2,331
Increase in provisions recognized in the income statement	[2],[3]	154
Release of provisions recognized in the income statement	[2],[3]	(13)
Provisions used in conformity with designated purpose	[2],[3]	(94)
Capitalized reinstatement costs	[2]	0
Foreign currency translation / unwind of discount	[2],[3]	64
Balance at the end of period	[2],[3]	2,442
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		280
Increase in provisions recognized in the income statement		39
Release of provisions recognized in the income statement		(29)
Provisions used in conformity with designated purpose		(48)
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		6
Balance at the end of period	[4]	248
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		134
Increase in provisions recognized in the income statement		0
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(2)
Capitalized reinstatement costs		(2)
Foreign currency translation / unwind of discount		1
Balance at the end of period	[5]	132
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[6]	66
Increase in provisions recognized in the income statement	[6]	1
Release of provisions recognized in the income statement	[6]	(2)
Provisions used in conformity with designated purpose	[6]	0
Capitalized reinstatement costs	[6]	0
Foreign currency translation / unwind of discount	[6]	0
Balance at the end of period	[6]	66
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		85
Increase in provisions recognized in the income statement		2
Release of provisions recognized in the income statement		0
Provisions used in conformity with designated purpose		(4)
Capitalized reinstatement costs		0
Foreign currency translation / unwind of discount		0
Balance at the end of period		SFr 83

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (item 3 and item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.

[4]
Primarily consists of personnel-related restructuring provisions of CHF 60 million as of 30 June 2018 (31 March 2018: CHF 63 million, 31 December 2017: CHF 83 million) and provisions for onerous lease contracts of CHF 183 million as of 30 June 2018 (31 March 2018: CHF 212 million, 31 December 2017: CHF 235 million).

[5]
Consists of reinstatement costs for leasehold improvements of CHF 90 million as of 30 June 2018 (31 March 2018: CHF 92 million, 31 December 2017: CHF 92 million) and provisions for onerous lease contracts of CHF 41 million as of 30 June 2018 (31 March 2018: CHF 42 million, 31 December 2017: CHF 41 million).

[6]	Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.